Financial Liabilities - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended
	Nov. 10, 2014	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2015	Aug. 08, 2014	Aug. 14, 2013	Nov. 30, 2010	Jun. 30, 2014
Debt Instrument [Line Items]
Borrowing capacity under credit facility		$ 10,000,000	$ 10,000,000
Additional interest expense			1,600,000
Write off of deferred cost			900,000
Write off of discounts on loan			600,000
Prepayment fees on advances, net			100,000
Net proceeds from term loan and credit agreement		7,800,000
Warrant exercise price						$ 10.00	$ 26.50
Revolving credit agreement amendment date	Nov. 10, 2014
Revolving credit agreement date	Mar. 31, 2014
Credit facility and term loan maturity date	Mar. 31, 2017
Percentage of lender fee on revolving loan facility	0.333%
Fee payable to lender	100,000
Additional loan fee payable to lender	75,000
Amended Credit Agreement
Debt Instrument [Line Items]
Amount borrowed under term loan				14,300,000
Borrowing capacity under credit facility	30,000,000
Credit facility and term loan maturity date	Nov. 10, 2017
Debt instrument, payment terms				monthly
Revolving credit facility interest rate term				Under the terms of the Amended Credit Agreement, both the principal amount of the Term Loan and the principal amount outstanding under the Revolving Loan Facility bear interest at a floating rate equal to: (a) if the Company holds more than $30.0 million in cash with Opus, the greater of (i) the prime rate plus 1.50% and (ii) 4.75%; (b) if the Company holds $30.0 million or less but more than $20.0 million in cash with Opus, the greater of (i) the prime rate plus 2.25% and (ii) 5.50%; or (c) if the Company holds $20.0 million or less in cash with Opus, the greater of (i) the prime rate plus 2.75% and (ii) 6.00%. Interest on both facilities continues to be payable monthly.
Amended Credit Agreement | Scenario One
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%
Amended Credit Agreement | Scenario One | Minimum
Debt Instrument [Line Items]
Cash held with opus	30,000,000
Amended Credit Agreement | Scenario Two
Debt Instrument [Line Items]
Debt instrument, interest rate	5.50%
Amended Credit Agreement | Scenario Two | Minimum
Debt Instrument [Line Items]
Cash held with opus	20,000,000
Amended Credit Agreement | Scenario Two | Maximum
Debt Instrument [Line Items]
Cash held with opus	30,000,000
Amended Credit Agreement | Scenario Three
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%
Amended Credit Agreement | Scenario Three | Maximum
Debt Instrument [Line Items]
Cash held with opus	20,000,000
Prime Rate | Amended Credit Agreement | Scenario One
Debt Instrument [Line Items]
Percentage points added to base rate	1.50%
Prime Rate | Amended Credit Agreement | Scenario Two
Debt Instrument [Line Items]
Percentage points added to base rate	2.25%
Prime Rate | Amended Credit Agreement | Scenario Three
Debt Instrument [Line Items]
Percentage points added to base rate	2.75%
Bank Term Loan
Debt Instrument [Line Items]
Write off of discounts on loan		500,000
Opus Bank
Debt Instrument [Line Items]
Amount borrowed under term loan		10,000,000	10,000,000
Borrowing capacity under credit facility		10,000,000	10,000,000
Amount drawn under credit facility		4,000,000	4,000,000					2,000,000
Debt issuance cost		170,000
Warrants issued to purchase common stock		100,000
Warrant exercise price		$ 9.90	$ 9.90
Private placement warrant estimated volatility		92.09%
Private placement warrant dividend yield		0.00%
Private placement warrant expected life (in years)		5 years
Private placement warrant risk free interest rate		1.73%
Private placement warrant fair value		800,000	800,000
Bank Revolving Loan Facility
Debt Instrument [Line Items]
Repaid on revolving credit facility					1,700,000
Deferred charges		400,000	400,000
Bank Revolving Loan Facility | Opus Bank | Bank Term Loan
Debt Instrument [Line Items]
Payments of debt issuance costs		$ 900,000